UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21760

Name of Fund: BlackRock Multi-Strategy Hedge Advantage

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock Multi-Strategy Hedge Advantage, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (877) GPC-ROCK

Date of fiscal year end: 03/31/2009

Date of reporting period: 04/01/2008 - 06/30/2008

Item 1 - Schedule of Investments

BlackRock Multi-Strategy Hedge Advantage
Schedule of Investments June 30, 2008 (Unaudited)
                                     (Percentages shown are based on Net Assets)

Strategy                                    Portfolio Funds                                                                 Value
-----------------------------------------------------------------------------------------------------------------------------------
Convertible Arbitrage - 6.2%                Aristeia International Ltd.                                                $  2,437,159
-----------------------------------------------------------------------------------------------------------------------------------
Directional - 17.1%                         Boronia Diversified Fund Ltd.                                                 1,868,380
                                            Crabel Fund Ltd.                                                              2,117,585
                                            Drawbridge Global Macro Fund Ltd.                                             2,785,767
                                                                                                                       ------------
                                                                                                                          6,771,732
-----------------------------------------------------------------------------------------------------------------------------------
Equity Opportunistic - 33.8%                Altairis Offshore Levered Ltd.                                                2,388,712
                                            Cantillon Europe Ltd.                                                         1,608,170
                                            Glenview Capital Partners Ltd.                                                2,996,626
                                            Hayground Cove Acquisition Strategies Fund Ltd.                                 572,452
                                            Kinetics Fund Inc.                                                            1,769,890
                                            Neon Liberty Emerging Markets Fund Ltd.                                       1,690,334
                                            SR Phoenicia Inc.                                                             2,343,108
                                                                                                                       ------------
                                                                                                                         13,369,292
-----------------------------------------------------------------------------------------------------------------------------------
Event Driven - 13.4%                        Amber Fund Cayman Ltd.                                                        1,743,767
                                            Gruss Global Investors Ltd.                                                   2,320,266
                                            York European Opportunities Unit Trust                                        1,233,252
                                                                                                                       ------------
                                                                                                                          5,297,285
-----------------------------------------------------------------------------------------------------------------------------------
High Yield - 11.8%                          Avenue Europe International Ltd.                                              1,563,876
                                            GoldenTree European Select Opportunities Ltd.                                 1,754,887
                                            LibertyView Credit Opportunities Fund Ltd.                                      824,204
                                            Ore Hill International Fund Ltd.                                                534,622
                                                                                                                       ------------
                                                                                                                          4,677,589
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Strategy - 14.8%                      The Canyon Value Realization Fund (Cayman) Ltd.                               1,417,615
                                            HBK Offshore Fund Ltd.                                                          661,041
                                            OZ Europe Overseas Fund II Ltd.                                               1,129,534
                                            Sandelman Partners Multi-Strategy Fund Ltd.                                   1,791,456
                                            York Investments Ltd.                                                           842,773
                                                                                                                       ------------
                                                                                                                          5,842,419
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments** (Cost - $34,092,651*)  - 97.1%                                                                       38,395,476

Other Assets Less Liabilities  - 2.9%                                                                                     1,143,356
                                                                                                                       ------------
Net Assets - 100.0%                                                                                                    $ 39,538,832
                                                                                                                       ============

* The cost and unrealized appreciation (depreciation) of investments as of June 30, 2008, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..........................................    $ 39,092,869
                                                                   ============
      Gross unrealized appreciation ...........................    $    436,639
      Gross unrealized depreciation ...........................      (1,134,032)
                                                                   ------------
      Net unrealized depreciation .............................    $   (697,393)
                                                                   ============

**    Non-income producing securities.

Item 2 -    Controls and Procedures

2(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 -    Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Multi-Strategy Hedge Advantage


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock Multi-Strategy Hedge Advantage

Date: August 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock Multi-Strategy Hedge Advantage

Date: August 22, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock Multi-Strategy Hedge Advantage

Date: August 22, 2008